ANNUAL REPORT

SEPTEMBER 30, 1997

(REYNOLDS FUNDS LOGO)
100% NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH A STABLE NET ASSET VALUE

1-800-773-9665

                                 (REYNOLDS FUNDS LOGO)

Dear Fellow Shareholders:                                       October 29, 1997


  The Reynolds Blue Chip Growth and Opportunity Funds had strong appreciation for the twelve months ended September 30, 1997:

  October 1, 1996 through September 30, 1997

  REYNOLDS BLUE CHIP GROWTH FUND       +43.2%
  REYNOLDS OPPORTUNITY FUND            +24.6%

  The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended September 30, 1997:

  Average Annual Total Returns
  October 1, 1994 through September 30, 1997

  REYNOLDS BLUE CHIP GROWTH FUND         +31.8%
  REYNOLDS OPPORTUNITY FUND              +24.5%

  The Blue Chip Fund has received many awards for its recent performance including:

   (1) Barron's - The Blue Chip Fund was featured in the May 26, 1997 edition of Barron's.

   (2) CNBC - Featured on October 29, 1997 and May 12, 1997.

   (3) Consumer Reports - Selected the Blue Chip Fund as one of 101 stock funds that have demonstrated the best combination of safety and solid performance. In making its selections Consumer Reports considers 3-year risk adjusted performance, availability to retail investors, a fund's expense ratio and excludes funds with sales loads and 12b-1 fees.

   (4) Fortune - Selected the Blue Chip Fund as one of the very best mutual funds for its Investor's Guide '97. In making its selections Fortune considers a
              --------------------
fund's 3-year performance after sales, loads and taxes, fund manager turnover and availability to retail investors.

   (5) Investor's Business Daily - The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36 month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 3,584 mutual funds for the three years ended October 20, 1997 in determining this ranking.

   (6) Mutual Funds Magazine - Featured in the September 1997 edition.

                               INVESTMENT OUTLOOK

  There are currently many investment positives. Among them are: (1) the U.S. budget deficit has been cut in about half since the early 1990s and continuing progress is being made, (2) U.S. industry is more competitive now than at any time in the past quarter century, (3) U.S. companies are the leaders in the majority of industries worldwide, (4) the three most important U.S. economic statistics - economic growth, inflation and interest rates - are currently positive, creating a solid foundation for the financial markets, (5) U.S. consumer confidence is strong, and (6) valuations are reasonable.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The Blue Chip Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, leading research, outstanding products, strong financial structures and high profitability. In addition, many of these companies are not significantly affected by economic fluctuations and investors don't become overly concerned about them during uncertain periods. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders, continue to strongly increase their earnings and continue to significantly increase future shareholder wealth. The companies in the Blue Chip Fund are estimated to be increasing their earnings at an average annual rate of +17%.

  The Blue Chip Fund's return was +31.9% for the nine months ended September 30, 1997. The Blue Chip Fund's return was +124.2% for the five years ended September 30, 1997. This was an average annual compounded rate of return of +17.5%. The Blue Chip Fund increased +252.3% from August 12, 1988 (effective date of the Fund's registration statement) through September 30, 1997. This was an average annual compounded rate of return of +14.8%.

  The Board of Directors declared a distribution of $0.246067 from net long-term realized gains on October 27, 1997. This distribution was paid on October 28, 1997 to shareholders of record on October 24, 1997.

                         THE REYNOLDS OPPORTUNITY FUND

  Medium size growth companies are beginning to outperform the overall stock market. In this environment, the Reynolds Opportunity Fund should have strong performance. This Fund emphasizes investments in the best emerging growth companies worldwide - the blue chips of tomorrow. The Opportunity Fund generally invests in companies which already have proven themselves in the marketplace and are leaders in their industries. These companies generally have sales of $100 million to $3 billion or more and are demonstrating strong earnings growth from proprietary products. The companies in the Opportunity Fund are estimated to be increasing their earnings at an average annual rate of +22%.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Opportunity Fund's return was +22.5% for the nine months ended September 30, 1997. The Opportunity Fund increased +120.2% for the five years ended September 30, 1997. This was an average annual compounded rate of return of +17.1%. The Opportunity Fund increased +94.9% from January 30, 1992 (effective date of the Fund's registration statement) through September 30, 1997. This was an average annual compounded rate of return of +12.5%.

                     THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of September 30, 1997, the assets were invested approximately 93% in U.S. Treasury Securities and 7% in high quality cash equivalents.

  The Bond Fund had a dollar weighted average maturity of 1.9 years on September 30, 1997. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation and interest rate forecasts.

                         THE REYNOLDS MONEY MARKET FUND

  As of September 30, 1997, the assets of the Reynolds Money Market Fund were invested 50% in high quality commercial paper, 39% in Federal Agencies, and 11% in high quality cash equivalents. As of September 30, 1997, the dollar weighted average days to maturity of the Money Market Fund was 76.5 days.

  The Reynolds Money Market Fund's yield is usually higher than or approximately the same as most brokerage firm sponsored money market funds because those funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  For ease of redemption, the Money Market Fund offers: (1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account (currently a $10.00 wiring charge).

                              ECONOMIC DISCUSSION

                               THE WORLD ECONOMY

  Most economies around the world are continuing to enjoy steady growth. It is the first economic expansion that most of the world is sharing. Strong worldwide growth patterns are forecast for many industries in the next few years. There are more than 1.5 billion people in the world who will be experiencing a higher standard of living as: (1) capitalism grows and Communism declines in China, Eastern Europe and Russia and (2) many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investments.

  Worldwide inflation remains low. There are many reasons for this including:
(1) committed central bankers, (2) fiscal restraint by governments, (3) worldwide competition for products and labor is keeping costs low, (4) the collapse of Communism is making economic systems more efficient, (5) cost cutting and restructuring are spreading to many countries, (6) more efficient private-sector operations are replacing inefficient state-run enterprises, (7) excess capacity exists in many markets, and (8) advances in technology are helping to improve efficiency. The Blue Chip and Opportunity Funds are well positioned to participate in these strong worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                THE U.S. ECONOMY

  Alan Greenspan, the Chairman of the Federal Reserve Board, recently stated that "The existing economic expansion is about as solid as any I have seen." The majority of government and private-sector data still indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) is forecast to increase 3.5% in 1997 and 2.5% in 1998 after increasing 2.8% in 1996.

  U.S. inflation is at its lowest level since the 1960s as the Federal Reserve continues to do a good job of keeping inflationary pressures down. The Federal Reserve has been willing to act at the first sign that a rise in inflation could be near. This policy allows the Federal Reserve to use milder rather than harsher remedies which often stop economic growth later on. The current absence of widespread worldwide labor and raw materials shortages should keep inflation in check. In addition, rising business investment in efficient plant and equipment should help to prevent inflation from quickening its pace. U.S. inflation is estimated to increase at a manageable 2.5% rate in 1997 and 2.5% in 1998, after increasing at a 3.0% rate in 1996.

                      INFORMATION ABOUT THE REYNOLDS FUNDS

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 (1-800-7REYNOLDS) and press "0" during normal business hours.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week) and press "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week), press "3" and enter your 16 digit account number which appears at the top of your statement.

  FOR REYNOLDS MONEY MARKET FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "2".

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted, (2) Reynolds Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or long- or short-term capital gains are distributed, and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX BASIS REPORTING: Individual 1099 forms which summarize any dividend income, and any long- or short-term capital gains are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds are also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip Fund is listed alphabetically - with the symbol Reynolds BC, Reynolds BCG, Rey BC, ReynBlCh or ReynBluCh - in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. The Opportunity Fund and the U.S. Government Bond Fund will be listed in newspapers once they have either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX.

  MINIMUM INVESTMENT: $1,000 ($100 for additional investments - except for the Automatic Investment Plan which is $50) for regular and retirement plan accounts.

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the new SIMPLE IRA Plan. The new Roth IRA and the Education IRA will be offered beginning in January 1998.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account (currently a $10.00 wiring charge).

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  THE REYNOLDS FUNDS ARE 100% NO-LOAD: No front end sales commissions or redemption fees "loads" are charged.

  THE REYNOLDS FUNDS DO NOT HAVE A 12(b)-1 PLAN: No marketing fees are charged to the Funds.

  Over 65% of all mutual funds impose one or more marketing charges which are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 8% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. In addition, many funds charge against their assets an annual fee called a 12(b)-1 fee to pay for marketing costs. This annual fee can be anywhere from .25% to 1.00% of assets. All of these fees reduce a shareholder's return. The Reynolds Funds are 100% No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,


/s/ Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Funds, Inc.
REPORT OF INDEPENDENT ACCOUNTANTS

PRICE WATERHOUSE LLP
(PRICE WATERHOUSE LLP LOGO)

100 East Wisconsin Avenue
Suite 1500
Milwaukee, WI 53202

October 27, 1997

To the Shareholders and Board of Directors of Reynolds Funds, Inc.

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund, Reynolds U.S. Government Bond Fund and Reynolds Money Market Fund (constituting Reynolds Funds, Inc., hereafter referred to as the "Funds") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the nine years in the period ended September 30, 1997 and for the period August 10, 1988 (commencement of operations) through September 30, 1988 for Reynolds Blue Chip Growth Fund, for the six years ended September 30, 1997 and for the period January 30, 1991 (commencement of operations) through September 30, 1991 for Reynolds Money Market Fund and for the five years ended September 30, 1997 and the period January 30, 1992 (commencement of operations) through September 30, 1992 for Reynolds Opportunity Fund and Reynolds U.S. Government Bond Fund, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
September 30, 1997

                                                                     QUOTED
    SHARES                                                     MARKET VALUE
   -------                                                     ------------
LONG-TERM INVESTMENTS -- 99.5% (A)<F2>
COMMON STOCKS -- 99.5% (A)<F2>

            AUTOMOTIVE -- 0.1%
     1,000  General Motors Corp.                                    $66,938

            BANKS -- 1.4%
     3,000  BankAmerica Corp.                                       219,939
     1,000  Bank of New York Co., Inc.                               48,000
       500  Citicorp                                                 66,969
     1,500  J.P. Morgan & Co. Inc.                                  170,437
       500  Norwest Corp.                                            30,625
     1,000  State Street Corp.                                       60,938
     1,000  Wells Fargo & Co.                                       275,000
                                                                -----------
                                                                    871,908

            BEVERAGES -- 6.3%
     1,000  Anheuser-Busch Companies, Inc.                           45,125
    30,500  The Coca-Cola Company                                 1,858,609
    50,000  PepsiCo, Inc.                                         2,028,150
                                                                -----------
                                                                  3,931,884

            BUILDING -- 1.6%
    19,250  The Home Depot, Inc.                                  1,003,406

            CHEMICALS -- 0.8%
     2,000  AlliedSignal Inc.                                        85,000
     1,000  Dow Chemical Co.                                         90,688
     1,500  E.I du Pont de Nemours & Co.                             92,344
     2,500  Minnesota Mining &
              Manufacturing Co.                                     231,250
                                                                -----------
                                                                    499,282

            COMPUTER NETWORKING -- 6.2%
    15,500  3Com Corp.*<F1>                                         794,375
     5,200  Ascend Communications, Inc.*<F1>                        168,350
     9,000  Bay Networks, Inc.*<F1>                                 347,625
     7,500  Cabletron Systems, Inc.*<F1>                            240,000
    32,000  Cisco Systems Inc.*<F1>                               2,338,016
                                                                -----------
                                                                  3,888,366

            COMPUTER & PERIPHERALS -- 6.9%
    18,750  Compaq Computer Corp.*<F1>                            1,401,561
     4,000  Dell Computer Corp.*<F1>                                    387,500
    11,500  Hewlett-Packard Co.                                     799,975
    11,000  International Business
              Machines Corp.                                      1,165,318
     2,000  Seagate Technology, Inc.*<F1>                            72,250
    10,500  Sun Microsystems, Inc.*<F1>                             491,537
                                                                -----------
                                                                  4,318,141

            COMPUTER SOFTWARE & SERVICES -- 9.5%
     3,000  BMC Software, Inc.*<F1>                                 194,250
    11,750  Computer Associates
              International, Inc.                                   843,803
     3,000  Computer Sciences Corp.*<F1>                            212,250
    27,500  Microsoft Corp.*<F1>                                  3,638,607
    15,312  Oracle Corp.*<F1>                                       557,939
     7,500  PeopleSoft, Inc.*<F1>                                   448,125
                                                                -----------
                                                                  5,894,974

            DRUGS -- 17.0%
    12,600  Bristol-Myers Squibb Co.                              1,042,650
    10,500  Eli Lilly & Co.                                       1,264,599
    27,600  Merck & Co., Inc.                                     2,758,289
    39,000  Pfizer Inc.                                           2,342,457
    32,000  Schering-Plough Corp.                                 1,648,000
    11,500  Warner-Lambert Co.                                    1,551,787
                                                                -----------
                                                                 10,607,782

            ELECTRICAL EQUIPMENT -- 2.0%
     5,500  Emerson Electric Co.                                    316,937
    14,000  General Electric Co. (U.S.)                             952,882
                                                                -----------
                                                                  1,269,819

            ELECTRONICS -- 0.7%
       500  Philips Electronics N.V. ADR                             42,000
       500  Sony Corp. ADR                                           46,969
     6,000  Teradyne, Inc.*<F1>                                     322,878
                                                                -----------
                                                                    411,847

            ENERGY -- 4.0%
     1,000  Amoco Corp.                                              96,375
     1,000  Baker Hughes Inc.                                        43,750
     2,500  Chevron Corp.                                           207,970
     3,500  Exxon Corp.                                             224,220
     1,500  Helmerich & Payne, Inc.                                 120,000
     5,500  Mobil Corp.                                             407,000
     4,500  Royal Dutch Petroleum Co. ADR                           249,750
    11,000  Schlumberger Ltd.                                       926,068
     1,500  Smith International, Inc.*<F1>                          116,532
     2,000  Texaco Inc.                                             122,876
                                                                -----------
                                                                  2,514,541

            FINANCIAL SERVICES -- 1.4%
     7,000  American Express Co.                                    573,125
     3,500  Fannie Mae                                              164,500
     1,500  Merrill Lynch & Co., Inc.                               111,282
                                                                -----------
                                                                    848,907

            FOODS -- 3.1%
     3,000  Campbell Soup Co.                                       147,000
     1,000  CPC International Inc.                                   92,625
     3,000  General Mills, Inc.                                     206,814
     2,000  H.J. Heinz Co.                                           92,376
     4,000  Kellogg Co.                                             168,500
    15,500  Philip Morris Companies Inc.                            644,226
     3,500  Quaker Oats Co.                                         176,313
     7,500  Sara Lee Corp.                                          386,250
                                                                -----------
                                                                  1,914,104

            GROCERY STORES -- 0.1%
     1,000  Safeway Inc.*<F1>                                        54,375

            HEALTH MAINTENANCE ORGANIZATIONS -- 0.9%
     6,500  Oxford Health Plans, Inc.*<F1>                          486,687
     1,500  United HealthCare Corp.                                  75,000
                                                                -----------
                                                                    561,687

            HOUSEHOLD PRODUCTS -- 7.3%
     9,500  American Home Products Corp.                            693,500
     1,500  Avon Products, Inc.                                      93,000
    18,500  Colgate-Palmolive Co.                                 1,289,228
     6,000  Gillette Company                                        517,878
    28,000  Procter & Gamble Co.                                  1,933,764
                                                                -----------
                                                                  4,527,370

            INSURANCE -- 1.8%
     7,625  American International Group, Inc.                      786,808
       500  General Re Corp.                                         99,250
     3,000  The Travelers Group, Inc.                               204,750
                                                                -----------
                                                                  1,090,808

            MACHINERY -- 0.7%
     8,000  Caterpillar Inc.                                        431,504
       500  Deere & Co.                                              26,875
                                                                -----------
                                                                    458,379

            MEDICAL SUPPLIES -- 5.6%
    22,500  Abbott Laboratories                                   1,438,605
    33,500  Johnson & Johnson                                     1,930,438
     2,000  Medtronic, Inc.                                          94,000
                                                                -----------
                                                                  3,463,043

            OFFICE EQUIPMENT & SUPPLIES -- 0.8%
     3,000  Office Depot, Inc.*<F1>                                  60,564
     2,500  Pitney Bowes Inc.                                       207,970
     3,000  Xerox Corp.                                             252,564
                                                                -----------
                                                                    521,098

            PAPER & FOREST PRODUCTS -- 0.7%
     1,500  Georgia-Pacific Corp.                                   156,563
     1,000  International Paper Co.                                  55,063
     4,560  Kimberly-Clark Corp.                                    223,157
                                                                -----------
                                                                    434,783

            PUBLISHING -- 0.2%
     1,000  Gannett Co., Inc.                                       107,938

            RAILROADS -- 0.3%
     1,500  Burlington Northern
              Santa Fe Corp.                                        144,938
       500  Norfolk Southern Corp.                                   51,625
                                                                -----------
                                                                    196,563

            RECREATION -- 1.5%
    11,049  Walt Disney Co.                                         890,826
       500  Time Warner Inc.                                         27,094
                                                                -----------
                                                                    917,920

            RESTAURANTS -- 0.8%
    11,000  McDonald's Corp.                                        523,875

            RETAIL-SPECIALTY -- 0.5%
     3,000  NIKE, Inc. Class B                                      159,000
     3,000  Toys 'R' Us, Inc.*<F1>                                  106,500
     2,000  Walgreen Co.                                             51,250
                                                                -----------
                                                                    316,750

            RETAIL STORES -- 2.7%
     4,000  Dayton Hudson Corp.                                     239,752
       500  Dillard's Inc.                                           21,907
     9,000  Gap, Inc.                                               450,567
       500  Kohl's Corp.*<F1>                                        35,500
     1,000  The May Department Stores Co.                            54,500
     1,000  Nordstrom, Inc.                                          63,750
    22,000  Wal-Mart Stores, Inc.                                   805,750
                                                                -----------
                                                                  1,671,726

            SEMICONDUCTORS -- 7.8%
     4,500  Altera Corp.*<F1>                                       230,625
     4,000  Atmel Corp.*<F1>                                        145,752
    36,000  Intel Corp.                                           3,323,268
     7,000  Texas Instruments Inc.                                  945,875
     4,000  Xilinx, Inc.*<F1>                                       202,500
                                                                -----------
                                                                  4,848,020
            SEMICONDUCTOR/CAPITAL SPENDING -- 1.3%
     4,000  Applied Materials, Inc.*<F1>                            381,000
     4,000  KLA-Tencor Corp.*<F1>                                   270,252
     1,000  Novellus Systems, Inc.*<F1>                             126,000
                                                                -----------
                                                                    777,252

            SERVICES -- 0.1%
       500  Federal Express Corp.*<F1>                               40,000

            TELECOMMUNICATIONS -- 4.9%
     6,000  America Online Inc.*<F1>                                452,628
     3,000  L.M. Ericsson Telephone Co. ADR                         143,814
     1,500  Lucent Technologies Inc.                                122,062
    17,500  Motorola, Inc.                                        1,257,813
     2,500  Nokia Corp. "A" ADR                                     234,533
    16,000  Tellabs, Inc.*<F1>                                      824,000
                                                                -----------
                                                                  3,034,850

            TELEPHONE SERVICES -- 0.1%
     1,000  AT&T Corp.                                               44,313
     1,000  BellSouth Corp.                                          46,250
                                                                -----------
                                                                     90,563

            TRANSPORTATION -- 0.4%
     2,500  Boeing Co.                                              136,095
     1,500  United Technologies Corp.                               121,500
                                                                -----------
                                                                    257,595
                                                                -----------
            Total common stock
              (cost $30,048,333)                                 61,936,494

PREFERRED STOCKS -- 0.0%
       205  Aetna Inc., 6.25% Class C,
              07/19/00 Series, Voting Preferred                      15,952
                                                                -----------
            Total preferred stocks
              (cost $13,386)                                         15,952
                                                                -----------
            Total long-term investments
              (cost $30,061,719)                                 61,952,446

 PRINCIPAL
    AMOUNT
  --------
SHORT-TERM INVESTMENTS -- 0.6% (A)<F2>

            VARIABLE RATE DEMAND NOTES
  $399,410  Wisconsin Electric
              Power Co.                                             399,410
                                                                -----------
            Total short-term investments
              (cost $399,410)                                       399,410
                                                                -----------
            Total investments
              (cost $30,461,129)                                 62,351,856
            Liabilities, less cash and
              receivables (0.1%) (A)<F2>                           (57,498)
                                                                -----------
            NET ASSETS                                          $62,294,358
                                                                ===========

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($62,294,358 / 1,946,779
              shares outstanding)                                    $32.00
                                                                    =======

  *<F1>Non-income producing security.
 (a)<F2>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1997


INCOME:
 Dividends                                                           $509,544
 Interest.                                                            118,681
                                                                  -----------
  Total income                                                        628,225
                                                                  -----------
EXPENSES:
 Management fee                                                       487,874
 Administrative services                                               82,182
 Professional fees                                                     25,530
 Transfer agent fees                                                   25,432
 Registration fees                                                     24,429
 Custodian fees                                                        19,918
 Other expenses                                                         7,171
                                                                  -----------
  Total expenses                                                      672,536
                                                                  -----------
NET INVESTMENT LOSS                                                  (44,311)
                                                                  -----------
NET REALIZED GAIN ON INVESTMENTS                                      466,891
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             15,989,698
                                                                  -----------
NET GAIN ON INVESTMENTS                                            16,456,589
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $16,412,278
                                                                  ===========

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1997 and 1996


                                                             1997        1996
                                                            -----       -----
OPERATIONS:
 Net investment loss                                    $(44,311)   $(43,638)
 Net realized gain on investments                         466,891     502,046
 Net increase in unrealized appreciation
   on investments                                      15,989,698   4,345,211
                                                      -----------  ----------
 Net increase in net assets resulting from
   operations                                          16,412,278   4,803,619
                                                      -----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distribution from net investment income
   ($0.01851 per share)                                        --    (28,542)
 Distributions from net realized gains
   ($0.3475 and $0.02704 per share, respectively)       (472,452)    (43,289)
                                                      -----------  ----------
 Total distributions                                    (472,452)  (71,831)*<F3>
                                                      -----------  ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (1,528,496 and
   501,004 shares, respectively)                       43,146,360   9,970,902
 Net asset value of shares issued in
   distributions (20,696 and 3,629 shares,
   respectively)                                          465,659      69,920
 Cost of shares redeemed (960,289 and 671,882
   shares, respectively)                             (28,064,790)(13,322,076)
                                                      -----------  ----------
 Net increase (decrease) in net assets derived
   from Fund share activities                          15,547,229 (3,281,254)
                                                      -----------  ----------
 TOTAL INCREASE                                        31,487,055   1,450,534

NET ASSETS AT THE BEGINNING OF THE YEAR                30,807,303  29,356,769
                                                      -----------  ----------
NET ASSETS AT THE END OF THE YEAR                     $62,294,358 $30,807,303
                                                      ===========  ==========

*<F3> Total distributions include $54,499 of ordinary income, of which 52% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                            YEARS ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------------------------------
                                    1997      1996      1995      1994      1993      1992      1991      1990      1989 1988*<F4>
                                  ------   -------    ------   -------   -------   -------   -------   -------   ------- --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period             $22.69    $19.25    $14.46    $14.22    $14.98    $13.96    $11.14    $11.92    $10.06    $10.00
Income from investment
  operations:
 Net investment
   (loss) income                  (0.01)    (0.03)      0.02      0.09      0.12      0.09      0.14      0.07      0.25      0.03
 Net realized and
   unrealized gain (loss)
   on investments                   9.67      3.52      5.00      0.28    (0.79)      1.02      2.83    (0.65)      1.73      0.03
                                  ------   -------    ------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations                        9.66      3.49      5.02      0.37    (0.67)      1.11      2.97    (0.58)      1.98      0.06
Less distributions:
 Dividends from net
   investment income                  --    (0.02)    (0.06)    (0.13)    (0.09)    (0.09)    (0.15)    (0.15)    (0.12)        --
 Distributions from net
   realized gains                 (0.35)    (0.03)    (0.17)        --        --        --        --    (0.05)        --        --
                                  ------   -------    ------   -------   -------   -------   -------   -------   -------   -------
Total from distributions          (0.35)    (0.05)    (0.23)    (0.13)    (0.09)    (0.09)    (0.15)    (0.20)    (0.12)        --
                                  ------   -------    ------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period    $32.00    $22.69    $19.25    $14.46    $14.22    $14.98    $13.96    $11.14    $11.92    $10.06
                                 =======   =======   =======   =======   =======   =======   =======   =======   =======   =======

TOTAL INVESTMENT RETURN            43.2%     18.1%     35.3%      2.6%    (4.5%)      8.0%     26.9%    (5.0%)     19.9%    4.6%**
                                                                                                                              <F5>
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (in 000's $)                   62,294    30,807    29,357    24,771    38,929    40,580    27,735    10,009     5,260       366
 Ratio of expenses (after
   reimbursement) to average
   net assets***<F6>                1.4%      1.5%      1.5%      1.5%      1.4%      1.5%      1.7%      2.1%      2.0%    2.0%**
 Ratio of net investment (loss)                                                                                               <F5>
   income to average
   net assets****<F7>             (0.1%)    (0.1%)      0.1%      0.5%      0.8%      0.6%      1.2%      0.8%      2.7%    4.5%**
                                                                                                                              <F5>
 Portfolio turnover rate           25.0%     21.5%     49.2%     43.3%     38.1%      0.2%      0.9%     66.2%     32.5%        --
 Average commission
   rate paid*****<F8>            $0.0728   $0.1047

  *<F4>For the period from August 10, 1988 (commencement of operations) to September 30, 1988.
 **<F5>Annualized.
***<F6>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been 2.7% for the year ended September 30, 1989.
****<F7>If the Fund had paid all of its expenses, the ratio would have been 2.0% for the year ended September 30, 1989.
*****<F8>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
September 30, 1997

                                                                     QUOTED
    SHARES                                                     MARKET VALUE
   -------                                                     ------------
LONG-TERM INVESTMENTS -- 99.3% (A)<F10>
COMMON STOCKS -- 99.3% (A)<F10>
            BANKS -- 0.1%
       500  BankAmerica Corp.                                       $36,656

            BEVERAGES -- 3.5%
     7,000  The Coca-Cola Company                                   426,566
     9,000  PepsiCo, Inc.                                           365,067
                                                                 ----------
                                                                    791,633

            BIOTECHNOLOGY -- 0.2%
       500  Quintiles Transnational, Corp.*<F9>                      42,125

            BUILDING -- 0.9%
     3,799  The Home Depot, Inc.                                    198,023

            CABLE TV/BROADCASTING -- 0.3%
     1,200  Clear Channel
              Communications, Inc.*<F9>                              77,850

            COMPUTER NETWORKING -- 8.2%
    10,995  3Com Corp.*<F9>                                         563,494
     5,240  Ascend Communications, Inc.*<F9>                        169,645
     2,000  Bay Networks, Inc.*<F9>                                  77,250
     2,000  Cabletron Systems, Inc.*<F9>                             64,000
    13,400  Cisco Systems Inc.*<F9>                                 979,044
                                                                 ----------
                                                                  1,853,433

            COMPUTER & PERIPHERALS -- 11.4%
     9,250  Compaq Computer Corp.*<F9>                              691,438
     5,400  Dell Computer Corp.*<F9>                                523,125
       500  EMC Corp. (Mass.)*<F9>                                   29,188
       800  Gateway 2000, Inc.*<F9>                                  25,150
     4,800  Hewlett-Packard Co.                                     333,902
     5,700  International Business
              Machines Corp.                                        603,847
     4,400  Iomega Corp.*<F9>                                       114,950
     1,000  Seagate Technology, Inc.*<F9>                            36,125
     4,800  Sun Microsystems, Inc.*<F9>                             224,702
                                                                 ----------
                                                                  2,582,427

            COMPUTER SOFTWARE & SERVICES -- 13.6%
       500  Adaptec, Inc.*<F9>                                       23,375
     1,000  Aspen Technology, Inc.*<F9>                              35,125
       500  Autodesk, Inc.                                           22,687
       500  Baan Company N.V.*<F9>                                   35,500
     1,500  BMC Software, Inc.*<F9>                                  97,125
     3,125  Computer Associates
              International, Inc.                                   224,416
       900  Computer Horizon Corp.*<F9>                              32,625
       600  Compuware Corp.*<F9>                                     36,300
     1,800  Electronics for Imaging, Inc.*<F9>                       91,800
       500  Intuit Inc.*<F9>                                         16,000
     1,462  McAffee Associates, Inc.*<F9>                            77,486
    11,500  Microsoft Corp.*<F9>                                  1,521,599
       300  Netscape Communications Corp.*<F9>                       10,800
    10,725  Oracle Corp.*<F9>                                       390,798
     3,000  Parametric Technology Corp.*<F9>                        132,375
     4,800  PeopleSoft, Inc.*<F9>                                   286,800
       500  Remedy Corp.*<F9>                                        17,219
       500  Siebel Systems, Inc.*<F9>                                21,282
     1,000  Topro, Inc.*<F9>                                          5,750
                                                                 ----------
                                                                  3,079,062

            DRUGS -- 13.2%
     2,000  Bristol-Myers Squibb Co.                                165,500
       900  Jones Medical Industries, Inc.                           28,350
     4,000  Eli Lilly & Co.                                         481,752
     9,022  Merck & Co., Inc.                                       901,641
    13,000  Pfizer Inc.                                             780,819
     6,000  Schering-Plough Corp.                                   309,000
     2,400  Warner-Lambert Co.                                      323,851
                                                                 ----------
                                                                  2,990,913
            ELECTRICAL EQUIPMENT -- 0.6%
     2,000  General Electric Co. (U.S.)                             136,126

            ELECTRONICS -- 0.6%
     1,000  SCI Systems, Inc.*<F9>                                   49,563
     1,500  Teradyne, Inc.*<F9>                                      80,719
                                                                 ----------
                                                                    130,282

            ENERGY -- 0.8%
       500  Dresser Industries, Inc.                                 21,500
     1,000  Halliburton Co.                                          52,000
       500  Rowan Companies, Inc.*<F9>                               17,813
     1,000  Schlumberger Ltd.                                        84,188
                                                                 ----------
                                                                    175,501

            ENVIRONMENTAL -- 0.1%
       500  United States Filter Corp.*<F9>                          21,531

            FINANCIAL SERVICES -- 3.3%
     4,000  American Express Co.                                    327,500
       932  Banc One Corp.                                           52,018
       500  E*TRADE Group, Inc.*<F9>                                 23,500
       600  Fair, Isaac and Co., Inc.                                26,550
     1,000  First Data Corp.                                         37,563
       450  Franklin Resources, Inc.                                 41,906
       500  Merrill Lynch & Co., Inc.                                37,094
       500  Paychex, Inc.                                            17,437
       600  T. Rowe Price Associates, Inc.                           40,350
     4,125  Charles Schwab Corp.                                    147,469
                                                                 ----------
                                                                    751,387

            FOODS -- 0.8%
       500  Hershey Foods Corp.                                      28,250
     1,000  Kellogg Co.                                              42,125
     2,000  Philip Morris Companies Inc.                             83,126
       500  Quaker Oats Co.                                          25,187
                                                                 ----------
                                                                    178,688

            HEALTH MAINTENANCE ORGANIZATIONS -- 2.3%
       303  Aetna Inc.                                               24,676
     6,000  Oxford Health Plans, Inc.*<F9>                          449,250
     1,000  United HealthCare Corp.                                  50,000
                                                                 ----------
                                                                    523,926

            HOTELS -- 0.3%
       800  HFS Inc.*<F9>                                            59,550

            HOUSEHOLD PRODUCTS -- 5.3%
     5,000  American Home Products Corp.                            365,000
     1,000  Avon Products, Inc.                                      62,000
     6,000  Colgate-Palmolive Co.                                   418,128
     1,000  Gillette Company                                         86,313
     4,000  Procter & Gamble Co.                                    276,252
                                                                 ----------
                                                                  1,207,693

            INSURANCE -- 0.3%
       750  American International Group, Inc.                       77,391

            MACHINERY -- 0.1%
       500  Caterpillar Inc.                                         26,969

            MEDICAL SERVICES -- 1.9%
     2,849  Boston Scientific Corp.*<F9>                            157,231
       500  Genesis Health Ventures, Inc.*<F9>                       19,469
     1,400  HBO & Co.                                                52,850
       500  HealthCare COMPARE Corp.*<F9>                            31,937
     4,572  HEALTHSOUTH Corp.*<F9>                                  122,018
     1,350  PhyCor, Inc.*<F9>                                        39,235
                                                                 ----------
                                                                    422,740

            MEDICAL SUPPLIES -- 5.3%
     9,500  Abbott Laboratories                                     607,411
       754  Cardinal Health, Inc.                                    53,534
       800  Guidant Corp.                                            44,800
     7,676  Johnson & Johnson                                       442,329
     1,000  Medtronic, Inc.                                          47,000
                                                                 ----------
                                                                  1,195,074

            OFFICE EQUIPMENT & SUPPLIES -- 1.2%
     2,000  CompUSA Inc.*<F9>                                        70,000
     1,000  Corporate Express, Inc.*<F9>                             21,125
       500  Danka Business Systems PLC ADR                           22,250
     1,000  Office Depot, Inc.*<F9>                                  20,188
     2,000  Staples, Inc.*<F9>                                       55,250
     1,000  Xerox Corp.                                              84,188
                                                                 ----------
                                                                    273,001

            RECREATION -- 1.1%
     3,000  Walt Disney Co.                                         241,875
       700  Regal Cinemas, Inc.*<F9>                                 18,812
                                                                 ----------
                                                                    260,687

            RESTAURANTS -- 0.4%
     1,500  McDonald's Corp.                                         71,438
       900  Papa John's International, Inc.*<F9>                     30,769
                                                                 ----------
                                                                    102,207

            RETAIL - SPECIALTY -- 1.2%
       500  Amazon.com, Inc.*<F9>                                    26,031
       500  Autozone, Inc.*<F9>                                      15,000
     1,000  Bed Bath & Beyond Inc.*<F9>                              35,125
     1,000  Borders Group, Inc.*<F9>                                 27,500
     2,500  NIKE, Inc. Class B                                      132,500
     1,000  Polo Ralph Lauren Corporation*<F9>                       26,188
       500  Starbucks Corp.*<F9>                                     20,907
                                                                 ----------
                                                                    283,251

            RETAIL STORES -- 1.3%
     2,500  Gap, Inc.                                               125,158
     1,500  Nordstrom, Inc.                                          95,625
     2,000  Wal-Mart Stores, Inc.                                    73,250
                                                                 ----------
                                                                    294,033

            SEMICONDUCTORS -- 11.5%
     4,100  Altera Corp.*<F9>                                       210,125
       500  Hadco Corp.*<F9>                                         27,078
    12,800  Intel Corp.                                           1,181,606
     1,500  Lattice Semiconductor Corp.*<F9>                         97,688
       600  Linear Technology Corp.                                  41,250
     7,500  LSI Logic Corp.*<F9>                                    240,938
       800  Maxim Integrated Products Inc.*<F9>                      57,150
       700  Microchip Technology Inc.*<F9>                           31,609
     2,000  Micron Technology, Inc.*<F9>                             69,376
     3,000  Texas Instruments Inc.                                  405,375
     5,000  Xilinx, Inc.*<F9>                                       253,125
                                                                 ----------
                                                                  2,615,320

            SEMICONDUCTOR/CAPITAL SPENDING -- 4.4%
     5,000  Applied Materials, Inc.*<F9>                            476,250
     2,600  KLA-Tencor Corp.*<F9>                                   175,664
       600  Kulicke & Soffa Industries, Inc.*<F9>                    27,788
     1,000  Lam Research Corp.*<F9>                                  46,500
     1,300  Novellus Systems, Inc.*<F9>                             163,800
       600  Photronics, Inc.*<F9>                                    36,338
       800  Sanmina Corp.*<F9>                                       69,250
                                                                 ----------
                                                                    995,590

            SERVICES -- 0.4%
       600  Corrections Corp. of America*<F9>                        26,100
     2,100  Gartner Group, Inc.*<F9>                                 63,000
                                                                 ----------
                                                                     89,100

            TELECOMMUNICATIONS -- 4.7%
     2,000  America Online Inc.*<F9>                                150,876
     6,000  Motorola, Inc.                                          431,250
       500  Nokia Corp. "A" ADR                                      46,907
     5,100  PairGain Technologies, Inc.*<F9>                        145,350
       500  QUALCOMM Inc.*<F9>                                       31,844
     5,000  Tellabs, Inc.*<F9>                                      257,500
                                                                 ----------
                                                                  1,063,727
                                                                 ----------
            Total common stocks
              (cost $12,926,953)                                 22,535,896

PREFERRED STOCKS -- 0.0%
       101  Aetna Inc., 6.25%, Class C,
              07/19/00 Series, Voting Preferred                       7,859
                                                                 ----------
            Total preferred stock
              (cost $6,595)                                           7,859
                                                                 ----------
            Total long-term investments
              (cost $12,933,548)                                 22,543,755

 PRINCIPAL
    AMOUNT
 ---------
SHORT-TERM INVESTMENTS -- 1.8% (A)<F10>
            VARIABLE RATE DEMAND NOTES
 $  34,240  Johnson Controls, Inc.                                   34,240
   365,000  Wisconsin Electric Power Co.                            365,000
                                                                 ----------
            Total short-term investments
              (cost $399,240)                                       399,240
                                                                 ----------
            Total investments
              (cost $13,332,788)                                 22,942,995
            Liabilities, less cash and
              receivables (1.1%) (A)<F10>                         (241,431)
                                                                 ----------
            NET ASSETS                                          $22,701,564
                                                                ===========

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($22,701,564 / 1,164,533
              shares outstanding)                                    $19.49
                                                                    =======

 *<F9>Non-income producing security.
 (a)<F10>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1997


INCOME:
 Dividends                                                            $97,523
 Interest                                                              14,318
                                                                   ----------
  Total income                                                        111,841
                                                                   ----------
EXPENSES:
 Management fees                                                      193,818
 Administrative services                                               40,158
 Professional fees                                                     20,861
 Custodian fees                                                        16,500
 Transfer agent fees                                                   10,664
 Registration fees                                                      4,043
 Amortization of organizational expenses                                1,145
 Other expenses                                                         2,742
                                                                   ----------
  Total expenses                                                      289,931
                                                                   ----------
NET INVESTMENT LOSS                                                 (178,090)
                                                                   ----------
NET REALIZED GAIN ON INVESTMENTS                                       94,586
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              4,387,125
                                                                   ----------
NET GAIN ON INVESTMENTS                                             4,481,711
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $4,303,621
                                                                   ==========


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1997 and 1996


                                                             1997        1996
                                                           ------      ------
OPERATIONS:
 Net investment loss                                   $(178,090)  $(156,143)
 Net realized gain on investments                          94,586      18,753
 Net increase in unrealized appreciation on
   investments                                          4,387,125   1,557,990
                                                      -----------  ----------
 Net increase in net assets resulting
   from operations                                      4,303,621   1,420,600
                                                      -----------  ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (214,277 and 389,197
   shares, respectively)                                3,736,722   5,726,048
 Cost of shares redeemed (143,246 and 70,945
   shares, respectively)                              (2,443,205) (1,025,039)
                                                      -----------  ----------
 Net increase in net assets derived from Fund
   share activities                                     1,293,517   4,701,009
                                                      -----------  ----------
 TOTAL INCREASE                                         5,597,138   6,121,609
NET ASSETS AT THE BEGINNING OF THE YEAR                17,104,426  10,982,817
                                                      -----------  ----------
NET ASSETS AT THE END OF THE YEAR                     $22,701,564 $17,104,426
                                                      =========== ===========

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)


                                                                 FOR THE YEARS                                          FOR THE
                                                                 ENDED SEPTEMBER 30,                                PERIOD FROM
                                                 -----------------------------------------------            JANUARY 30, 1992*<F11>
                                                                                                               TO SEPTEMBER 30,
                                                   1997      1996      1995      1994      1993                            1992
                                                -------   -------   -------   -------   -------                         -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $15.64    $14.17    $10.09     $9.78     $8.85                          $10.00
Income from investment operations:
 Net investment (loss) income                    (0.13)    (0.06)    (0.11)    (0.09)    (0.10)                            0.00
 Net realized and unrealized
   gain (loss) on securities                       3.98      1.53      4.19      0.40      1.03                          (1.15)
                                                -------   -------   -------   -------   -------                         -------
Total from investment operations                   3.85      1.47      4.08      0.31      0.93                          (1.15)
Less distributions:
 Dividend from net investment income                 --        --        --        --      0.00                              --
                                                -------   -------   -------   -------   -------                         -------
Net asset value, end of period                   $19.49    $15.64    $14.17    $10.09     $9.78                           $8.85
                                                =======   =======   =======   =======   =======                         =======
TOTAL INVESTMENT RETURN                           24.6%     10.4%     40.4%      3.2%     10.5%                     (16.8%)**<F12>

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's $)          22,702    17,104    10,983     6,132     3,834                           1,844
 Ratio of expenses (after reimbursement)
   to average net assets***<F13>                   1.5%      1.5%      1.9%      2.0%      2.0%                        2.0%**<F12>
 Ratio of net investment (loss) income
   to average net assets****<F14>                (0.9%)    (1.1%)    (1.5%)    (1.6%)    (1.3%)                        0.0%**<F12>
 Portfolio turnover rate                          60.2%     11.8%     38.4%     16.8%     67.6%                           30.1%
 Average commission rate paid*****<F15>         $0.0791   $0.1269

  *<F11>Commencement of Operations.
 **<F12>Annualized.
***<F13>Computed after giving effect to adviser's limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been, for the years ended September 30, 1994 and 1993 and for the period ended
September 30, 1992, 2.1%, 2.4% and 3.8%**<F12>, respectively.
****<F14>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended
September 30, 1994 and 1993 and for the period ended September 30, 1992 would have been (1.7%), (1.7%) and (1.8%)**<F12>, respectively.
*****<F15>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
September 30, 1997

   PRINCIPAL                                                           QUOTED
      AMOUNT                                                     MARKET VALUE
   ---------                                                     ------------
LONG-TERM INVESTMENTS -- 66.0% (A)<F16>
               U.S. TREASURY SECURITIES -- 54.5%
    $200,000   U.S. Treasury Notes,
                 7.125%, due 10/15/98                                $202,875
     200,000   U.S. Treasury Notes,
                 6.750%, due 05/31/99                                 202,969
     400,000   U.S. Treasury Notes,
                 6.375%, due 07/15/99                                 403,937
     300,000   U.S. Treasury Notes,
                 6.000%, due 08/15/00                                 301,125
     300,000   U.S. Treasury Notes,
                 8.500%, due 11/15/00                                 321,844
                                                                   ----------
               Total U.S. treasury securities
                 (cost $1,443,518)                                  1,432,750

               FEDERAL AGENCIES -- 11.5%
     300,000   Federal Farm Credit,
                 6.280%, due 06/20/01
                 (cost $300,185)                                      301,414
                                                                   ----------
               Total long-term investments
                 (cost $1,743,703)                                  1,734,164

SHORT-TERM INVESTMENTS -- 32.9% (A)<F16>
               U.S. TREASURY SECURITIES -- 26.8%
     300,000   U.S. Treasury Notes,
                 6.250%, due 06/30/98                                 301,406
     200,000   U.S. Treasury Notes,
                 6.125%, due 08/31/98                                 200,813
     200,000   U.S. Treasury Notes,
                 6.000%, due 09/30/98                                 200,625
                                                                   ----------
               Total government securities
                 (cost $699,673)                                      702,844

               VARIABLE RATE DEMAND NOTES -- 6.1%
      40,352   Johnson Controls, Inc.                                  40,352
     120,000   Wisconsin Electric Power Co.                           120,000
                                                                   ----------
               Total variable rate demand notes
                 (cost $160,352)                                      160,352
                                                                  -----------
               Total short-term investments
                 (cost $860,025)                                      863,196
                                                                  -----------
               Total Investments
                 (cost $2,603,728)                                  2,597,360
               Cash and receivables, less
                 liabilities -- 1.1% (A)<F16>                          28,406
                                                                  -----------
               NET ASSETS                                          $2,625,766
                                                                   ==========

               Net Asset Value Per Share
               ($0.01 par value 20,000,000
               shares authorized), offering
               and redemption price
               ($2,625,766 / 268,916
               shares outstanding)                                      $9.76
                                                                       ======

(a)<F16>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1997

INCOME:
 Interest                                                            $166,808
                                                                    ---------
EXPENSES:
 Professional fees                                                     20,326
 Management fees                                                       19,701
 Transfer agent fees                                                   10,586
 Administrative services                                                3,822
 Registration fees                                                      3,117
 Printing and postage expense                                           1,624
 Amortization of organizational expenses                                1,145
 Custodian fees                                                           588
 Other expenses                                                           305
                                                                    ---------
  Total expenses before reimbursement                                  61,214
 Less expenses assumed by adviser                                    (37,573)
                                                                    ---------
  Net expenses                                                         23,641
                                                                    ---------
NET INVESTMENT INCOME                                                 143,167
                                                                    ---------
NET REALIZED GAIN ON INVESTMENTS                                          264
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                  4,176
                                                                    ---------
NET GAIN ON INVESTMENTS                                                 4,440
                                                                    ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $147,607
                                                                    =========


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1997 and 1996

                                                             1997        1996
                                                           ------      ------
OPERATIONS:
 Net investment income                                   $143,167    $139,621
 Net realized gain (loss) on investments                      264     (2,669)
 Net increase (decrease) in unrealized appreciation
   on investments                                           4,176    (16,703)
                                                       ----------  ----------
 Net increase in net assets resulting
   from operations                                        147,607     120,249
                                                       ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
   ($0.5322 and $0.5333 per share, respectively)        (143,167)   (139,621)
                                                       ----------  ----------
 Total distributions                                    (143,167)   (139,621)
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (39,516 and 61,092
   shares, respectively)                                  385,277     595,638
 Net asset value of shares issued in distributions
   (12,071 and 12,488 shares, respectively)               117,814     123,166
 Cost of shares redeemed (66,239 and 74,161 shares,
   respectively)                                        (647,293)   (732,525)
                                                       ----------  ----------
 Net decrease in net assets derived from Fund
   share activities                                     (144,202)    (13,721)
                                                       ----------  ----------
 TOTAL DECREASE                                         (139,762)    (33,093)
NET ASSETS AT THE BEGINNING OF THE YEAR                 2,765,528   2,798,621
                                                       ----------  ----------
NET ASSETS AT THE END OF THE YEAR                      $2,625,766  $2,765,528
                                                       ==========  ==========

The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                                        FOR THE
                                                                 FOR THE YEARS                                      PERIOD FROM
                                                              ENDED SEPTEMBER 30,                           JANUARY 30, 1992*<F17>
                                                 -----------------------------------------------               TO SEPTEMBER 30,
                                                   1997      1996      1995      1994      1993                            1992
                                                 ------    ------   -------   -------   -------                         -------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period              $9.75     $9.85     $9.61    $10.76    $10.36                          $10.00
Income from investment operations:
 Net investment income                           0.5322    0.5333    0.5350    0.5609    0.5498                          0.2979
 Net realized and unrealized gain (loss)
    on investments                               0.0100  (0.1000)    0.2491  (1.1432)    0.4001                          0.3602
                                                -------   -------   -------  --------   -------                         -------
Total from investment operations                 0.5422    0.4333    0.7841  (0.5823)    0.9499                          0.6581
Less distributions:
 Dividends from net investment income          (0.5322)  (0.5333)  (0.5441)  (0.5607)  (0.5499)                        (0.2981)
 Distribution from net realized gains                --        --        --  (0.0070)        --                              --
                                                -------   -------   -------   -------   -------                        --------
Total from distributions                       (0.5322)  (0.5333)  (0.5441)  (0.5677)  (0.5499)                        (0.2981)
                                                -------   -------   -------   -------   -------                        --------
Net asset value, end of period                    $9.76     $9.75     $9.85     $9.61    $10.76                          $10.36
                                                =======   =======   =======   =======   =======                        ========

TOTAL INVESTMENT RETURN                           5.70%     4.49%     8.42%   (5.54%)     9.48%                     10.20%**<F18>
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's $)           2,626     2,766     2,799     4,367     6,376                           3,223
 Ratio of expenses (after reimbursement)
   to average net assets***<F19>                  0.90%     0.90%     0.91%     0.86%     0.83%                      0.75%**<F18>
 Ratio of net investment income
   to average net assets****<F20>                 5.45%     5.43%      5.6%      5.4%      5.3%                       5.0%**<F18>
 Portfolio turnover rate                          25.3%     28.6%      0.0%     19.6%      6.3%                              --

  *<F17>Commencement of Operations.
 **<F18> Annualized.
***<F19> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.3%, 2.2%, 2.0%, 1.5% and 1.5% for the years ended September 30, 1997, 1996,
1995, 1994 and 1993, respectively, and 2.8%**<F18> for the period ended
September 30, 1992.
****<F20>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended
September 30, 1997, 1996, 1995, 1994 and 1993 and the period ended
September 30, 1992 would have been 4.0%, 4.1%, 4.5%, 4.8%, 4.6% and
2.9%**<F18>, respectively.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
September 30, 1997



      PRINCIPAL
         AMOUNT                                                                          RATING                           VALUE
     ----------                                                                         -------                         -------
                    COMMERCIAL PAPER -- 50.0% (A)<F21>
       $165,000     IBM Credit Corporation, 5.54%, due 10/21/97                            A1P1                        $164,492
        145,000     American General Corporation, 5.53%, due 11/19/97                     A1+P1                         143,908
        165,000     Associates Corporation, 5.55%, due 11/20/97                           A1+P1                         163,728
        140,000     The CIT Group Holdings, Inc., 5.50%, due 11/21/97                      A1P1                         138,909
        125,000     Beneficial Corporation, 5.50%, due 12/16/97                            A1P1                         123,549
        120,000     General Electric Capital Corp., 5.51%, due 01/05/98                   A1+P1                         118,237
        120,000     Prudential Funding Corp., 5.50%, due 01/05/98                          A1P1                         118,240
        125,000     Merrill Lynch & Co., Inc., 5.57%, due 01/09/98                        A1+P1                         123,066
        155,000     John Deere Capital Corporation, 5.52%, due 01/15/98                    A1P1                         152,481
        125,000     Norwest Financial, Inc., 5.50%, due 01/15/98                          A1+P1                         122,976
        150,000     American Express Credit Corp, 5.51%, due 02/19/98                      A1P1                         146,763
                                                                                                                    -----------
                    Total commercial paper                                                                            1,516,349

                    FEDERAL AGENCIES -- 39.0% (A)<F21>
        300,000     Federal National Mortgage Association, 5.34%, due 10/07/97                                          299,733
        300,000     Federal Home Loan Bank, 5.39%, due 01/16/98                                                         295,194
        300,000     Federal Home Loan Bank, 5.25%, due 02/05/98                                                         294,444
        300,000     Federal Home Loan Bank, 5.32%, due 02/11/98                                                         294,104
                                                                                                                    -----------
                    Total federal agencies                                                                            1,183,475
                                                                                                                    -----------
                    VARIABLE RATE DEMAND NOTES -- 11.3% (A)<F21>
         62,880     American Family Financial Services                                    A1+P1                          62,880
        140,000     Johnson Controls, Inc.                                                 A1P1                         140,000
        140,000     Wisconsin Electric Power Co.                                          A1+P1                         140,000
                                                                                                                    -----------
                    Total variable rate demand notes                                                                    342,880
                                                                                                                    -----------
                    Total investments (amortized cost $3,042,704)                                                     3,042,704
                                                                                                                    -----------
                    Liabilities, less cash and receivables (0.3%) (A)<F21>                                             (10,227)
                                                                                                                    -----------
                    NET ASSETS                                                                                       $3,032,477
                                                                                                                    ===========

                    Net Asset Value Per Share ($0.01 par value 500,000,000 shares authorized),
                      offering and redemption price ($3,032,477 / 3,032,477 shares outstanding)                           $1.00
                                                                                                                     ==========
(a)<F21>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1997


INCOME:
 Interest                                                            $169,865
                                                                   ----------
EXPENSES:
 Professional fees                                                     20,475
 Management fees                                                       15,683
 Transfer agent fees                                                   10,669
 Printing and postage expenses                                          4,679
 Administrative services                                                4,632
 Registration fees                                                      4,185
 Custodian fees                                                         1,649
 Other expenses                                                         1,510
                                                                   ----------
  Total expenses before reimbursement                                  63,482
 Less expenses assumed by adviser                                    (43,094)
                                                                   ----------
  Net expenses                                                         20,388
                                                                   ----------
NET INVESTMENT INCOME                                                 149,477
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $149,477
                                                                    =========
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1997 and 1996


                                                             1997        1996
                                                           ------      ------
OPERATIONS:
 Net investment income                                   $149,477    $239,109
                                                       ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income ($0.0477
   and $0.0477 per share, respectively)                 (149,477)   (239,109)
                                                       ----------   ---------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (9,021,337 and
   11,997,282 shares, respectively)                     9,021,337  11,997,282
 Net asset value of shares issued in
   distributions (145,723 and 234,567 shares,
   respectively)                                          145,723     234,567
 Cost of shares redeemed (10,115,042 and 11,994,546
   shares, respectively)                             (10,115,042)(11,994,546)
                                                       ----------   ---------
 Net (decrease) increase in net assets derived from
   Fund share activities.                               (947,982)     237,303
                                                       ----------   ---------
 TOTAL (DECREASE) INCREASE                              (947,982)     237,303
NET ASSETS AT THE BEGINNING OF THE YEAR                 3,980,459   3,743,156
                                                       ----------   ---------
NET ASSETS AT THE END OF THE YEAR                      $3,032,477  $3,980,459
                                                       ==========   =========

The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                 YEARS ENDED SEPTEMBER 30,
                                       -------------------------------------------------------------------
                                         1997      1996      1995      1994      1993      1992     1991*<F22>
                                      -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period                   $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment
  operations:
 Net investment income                 0.0477    0.0477    0.0510    0.0304    0.0255    0.0364    0.0358
Less distributions:
 Dividends from net
   investment income                 (0.0477)  (0.0477)  (0.0510)  (0.0304)  (0.0255)  (0.0364)  (0.0358)
                                      -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period          $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                      =======   =======   =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN                  4.9%      4.9%      5.2%      3.1%      2.6%      3.6%    5.5%**<F23>
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (in 000's $)                         3,032     3,980     3,743     3,192     6,798     6,166     3,617
 Ratio of expenses (after
   reimbursement)
   to average net assets***<F24>        0.65%     0.65%     0.65%     0.63%     0.67%     0.64%   0.61%**<F23>
 Ratio of net investment
   income to
   average net assets****<F25>          4.77%     4.78%     5.08%     2.84%     2.62%     3.53%   5.43%**<F23>

  *<F22>For the period from January 30, 1991 (commencement of operations) to September 30, 1991.
 **<F23>Annualized.
***<F24>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been 2.02%, 1.39%, 1.95%, 1.47%, 1.22% and 1.73% for the years ended September 30, 1997, 1996,
1995, 1994, 1993 and 1992, respectively, and 1.85%**<F23> for the period ended
September 30, 1991.
****<F25>If the Fund had paid all of its expenses, the ratio would have been 3.39%, 4.05%, 3.79%, 2.01%, 2.08% and 2.44% for the years ended
September 30, 1997, 1996, 1995, 1994, 1993 and 1992, respectively, and
4.18%**<F23> for the period ended September 30, 1991.


The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
September 30, 1997

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

  The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds").
  The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28, 1988.

  The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in common stocks of well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks of companies having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal by the U.S. Government, its agencies or instrumentalities.

  (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Investment transactions are recorded no later than the first business day after the trade date. The cost amounts of securities for Federal income tax purposes aggregates $30,509,531 and $13,346,923, respectively, for the Blue Chip Fund and the Opportunity Fund. The differences between cost amounts for book purposes and tax purposes is due to deferred wash losses. Cost amounts, as reported on the statements of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

  (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the basis of the cost of specific certificates.

  (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Opportunity Fund has $16,468, $53,303 and $103,349 of net capital losses which expire September 30, 2002, 2003 and 2004, respectively. The Opportunity Fund utilized $85,844 of capital loss carryovers to offset current year net capital gains. The Government Bond Fund has $231,244, $19,651 and $2,405 of net capital losses which expire September 30, 2003, 2004 and 2005, respectively.

  (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

  (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

  (f) Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

  (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

  The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the year ended September 30, 1997, RCM voluntarily waived $19,701 and $15,683 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $17,872 and $27,411 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

  In addition to the reimbursement required under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds', respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.
  The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

(3)  DISTRIBUTION TO SHAREHOLDERS --

  Net investment income and net realized gains, if any, are distributed to shareholders. The Blue Chip Fund declared a distribution of $469,896 from net long-term realized gains ($0.246067 per share) on October 27, 1997. The distribution was paid on October 28, 1997, to shareholders of record on October 24, 1997. Dividends from net investment income for the Government Bond Fund and the Money Market Fund are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least once each year.

(4)  DEFERRED EXPENSES --

  Organizational expenses were deferred and were amortized on a straight-line basis over a period of five years. These expenses were advanced by RCM who was reimbursed by the Funds. The unamortized organizational expenses at September 30, 1997 were $- 0 - for both the Opportunity Fund and the Government Bond Fund.

(5)  INVESTMENT TRANSACTIONS --

  For the year ended September 30, 1997, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $26,456,240 and $11,574,400, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $12,624,972 and $11,463,433, respectively; purchases and proceeds of sales of investment securities of the Government Bond Fund (excluding short-term securities) were $599,855 and $800,031, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

  As of September 30, 1997, liabilities of the Funds included the following:

                                                             BLUE CHIP        MONEY MARKET         OPPORTUNITY          GOVERNMENT
                                                                  FUND                FUND                FUND           BOND FUND
                                                            ----------       -------------        ------------         -----------
  Payable to brokers for investments purchased                $378,258                 $--            $532,379                 $--
  Payable to RCM for management fees                            53,291                  --              18,466                  --
  Dividends payable                                                 --              12,184                  --              11,064
  Other liabilities                                             27,959                 793              17,590               1,167


(7)  SOURCES OF NET ASSETS --

  As of September 30, 1997, the sources of net assets were as follows:

                                                             BLUE CHIP        MONEY MARKET         OPPORTUNITY          GOVERNMENT
                                                                  FUND                FUND                FUND           BOND FUND
                                                          ------------       -------------        ------------        ------------
  Fund shares issued and outstanding                       $29,982,137          $3,032,477         $13,278,612          $2,885,435
  Net unrealized appreciation (depreciation)
    on investments                                          31,890,727                  --           9,610,207             (6,368)
  Accumulated net realized gain (loss) on investments          421,494                  --           (187,255)           (253,301)
                                                          ------------       -------------        ------------        ------------
                                                           $62,294,358          $3,032,477         $22,701,564          $2,625,766
                                                           ===========        ============        ============         ===========


  Aggregate net unrealized appreciation (depreciation) for the Funds as of September 30, 1997 consisted of the following:

                                                             BLUE CHIP         OPPORTUNITY          GOVERNMENT
                                                                  FUND                FUND           BOND FUND
                                                           -----------         -----------         -----------
  Aggregate gross unrealized appreciation                  $32,054,183          $9,750,436             $14,288
  Aggregate gross unrealized depreciation                    (163,456)           (140,229)            (20,656)
                                                           -----------         -----------         -----------
  Net unrealized appreciation (depreciation)               $31,890,727          $9,610,207            $(6,368)
                                                          ============          ==========         ===========

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                                 1-415-461-7860

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               or 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202